Accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2022
Accrued expenses and other liabilities
Accrued expenses and other liabilities

14.Accrued expenses and other liabilities

Accrued expenses and other liabilities, current and non-current consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Salaries and benefits payables	228,999	218,614
Taxes payable	39,094	86,490
Product warranties	40,263	61,432
Accrued costs of the Merger	—	136,756
Other payables and accrued charges*	150,623	235,311
Accrued expenses and other current liabilities	458,979	738,603

*Other payables and accrued charges primarily include accrual for research and development expenses.